FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Embedded derivative asset (includes Wheaton Warrants)	$ 22,768	$ 13,074	$ 15,160
Provisionally priced trade receivables	2,165
Fair value through other comprehensive loss - Investment in marketable securities	24	4,241
Total financial assets	$ 24,957	$ 17,315